Group cash flow statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from consolidated operations
Profit after tax for the year		$ 13,925	$ 8,851	$ 4,776
Adjustments for:
– Taxation		4,242	3,965	1,567
– Finance items		33	1,658	773
– Share of profit after tax of equity accounted units		(513)	(339)	(321)
– Net gains on consolidation and disposal of interests in businesses		(4,622)	(2,344)	(515)
– Impairment charges		132	796	249
– Depreciation and amortisation		4,015	4,375	4,794
– Provisions (including exchange differences on provisions)		1,011	535	1,417
Utilisation of provisions		(620)	(714)	(627)
Utilisation of provision for post-retirement benefits		(219)	(339)	(370)
Change in inventories		(587)	(482)	292
Change in trade and other receivables		(421)	(138)	(794)
Change in trade and other payables		476	421	229
Other items	[1]	(1,197)	425	(102)
Cash flows from consolidated operations		15,655	16,670	11,368
Buy-back of bonds			2,500	7,500
Net interest paid associated with bond redemption		80	259	493
Purchases of financial assets	[2]	1,572	723	789
Adjustments for derivative contracts transacted and not designated for hedge relationship		288	(501)	29
Adjustments to add back gain on sale of surplus land at Kitmat		549
Revaluation of a financial asset			(8)	167
Fixed Income Instruments [member]
Adjustments for:
Purchases of financial assets		$ 1,600	$ 700	$ 250

[1]	Includes adjustments to add back mark-to-market gains of US$288 million (2017: losses of US$501 million; 2016: gains of US$29 million) mainly relating to derivative contracts transacted for operational purposes and not designated in a hedge relationship. This also includes adjustments to add back a gain of US$549 million on the sale of surplus land at Kitimat and a gain of US$167 million on the revaluation of a financial asset arising from the disposal of the Mount Pleasant coal project in 2016.
[2]	During 2018, we invested US$1.6 billion (2017: US$0.7 billion) in a separately managed portfolio of fixed income instruments. As there was significant turnover in both years, we have elected to report the purchases and sales of these securities on a net cash flow basis within “Purchases of financial assets”. In 2016, the Group invested US$0.25 billion in these securities and reported the purchases and sales on a gross basis.